Leuthold Core Investment Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 66.6%		Shares	Value
Chemicals - 0.0%(a)
China Lumena New Materials Corp.(b)(c)		20,950	$-

Commercial Services & Supplies - 0.9%
Brady Corp. - Class A		37,257	2,186,613
Brink's Co.		26,288	2,312,030
			4,498,643

Communications Equipment - 0.7%
Cisco Systems, Inc.		68,935	3,482,596

Construction Materials - 2.9%
Cemex SAB de CV - ADR(c)		369,207	2,861,354
CRH PLC		62,890	4,349,473
Eagle Materials, Inc.		13,690	2,776,880
Martin Marietta Materials, Inc.		5,768	2,877,712
Summit Materials, Inc. - Class A(c)		72,410	2,784,889
			15,650,308

Distributors - 0.5%
LKQ Corp.		58,581	2,799,586

Electronic Equipment, Instruments & Components - 2.8%
Flex, Ltd.(c)		151,630	4,618,649
Jabil, Inc.		45,864	5,843,073
TE Connectivity Ltd.		29,742	4,178,751
			14,640,473

Energy Equipment & Services - 2.8%
Baker Hughes Co.		87,906	3,004,627
Halliburton Co.		75,884	2,743,207
Liberty Energy, Inc.		71,228	1,292,076
NOV, Inc.		93,605	1,898,309
Schlumberger NV		63,237	3,290,854
Tenaris SA - ADR		80,332	2,792,340
			15,021,413

Entertainment - 1.0%
Netflix, Inc.(c)		10,910	5,311,861

Financial Services - 1.7%
Mastercard, Inc. - Class A		11,952	5,097,647
Visa, Inc. - Class A		15,913	4,142,950
			9,240,597

Health Care Providers & Services - 7.5%
Cardinal Health, Inc.		46,073	4,644,158
Cencora, Inc.		22,932	4,709,774
Centene Corp.(c)		43,918	3,259,155
Elevance Health, Inc.		8,825	4,161,517
HCA Healthcare, Inc.		11,814	3,197,814
Humana, Inc.		11,049	5,058,343
McKesson Corp.		11,675	5,405,291
Tenet Healthcare Corp.(c)		21,681	1,638,433
UnitedHealth Group, Inc.		15,497	8,158,705
			40,233,190

Household Durables - 6.7%
D.R. Horton, Inc.		49,200	7,477,416
KB Home		36,274	2,265,674
Lennar Corp. - Class A		29,186	4,349,881
MDC Holdings, Inc.		47,671	2,633,823
Meritage Homes Corp.		21,125	3,679,975
PulteGroup, Inc.		75,189	7,761,009
Taylor Morrison Home Corp.(c)		54,759	2,921,393
Toll Brothers, Inc.		45,447	4,671,497
			35,760,668

Insurance - 2.3%
Everest Group Ltd.		10,771	3,808,410
Reinsurance Group of America, Inc.		28,839	4,665,573
RenaissanceRe Holdings, Ltd.		20,430	4,004,279
			12,478,262

Interactive Media & Services - 6.1%
Alphabet, Inc. - Class A(c)		62,803	8,772,951
Cargurus, Inc.(c)		101,094	2,442,431
IAC, Inc.(c)		40,917	2,143,232
Match Group, Inc.(c)		84,549	3,086,039
Meta Platforms, Inc. - Class A(c)		26,685	9,445,422
Shutterstock, Inc.		45,339	2,188,967
TripAdvisor, Inc.(c)		105,641	2,274,451
Yelp, Inc.(c)		44,306	2,097,446
			32,450,939

IT Services - 3.1%
Akamai Technologies, Inc.(c)		36,830	4,358,831
GoDaddy, Inc. - Class A(c)		41,417	4,396,828
Okta, Inc.(c)		45,447	4,114,317
Wix.com, Ltd.(c)		30,646	3,770,071
			16,640,047

Machinery - 2.5%
AGCO Corp.		9,312	1,130,570
Allison Transmission Holdings, Inc.		28,283	1,644,656
Caterpillar, Inc.		8,964	2,650,386
Cummins, Inc.		4,795	1,148,738
Deere & Co.		6,115	2,445,205
PACCAR, Inc.		28,769	2,809,293
Terex Corp.		28,839	1,657,089
			13,485,937

Media - 1.3%
Charter Communications, Inc. - Class A(c)		7,783	3,025,096
Comcast Corp. - Class A		89,991	3,946,106
			6,971,202

Metals & Mining - 1.7%
Nucor Corp.		13,481	2,346,233
Steel Dynamics, Inc.		23,835	2,814,914
United States Steel Corp.		83,111	4,043,350
			9,204,497

Oil, Gas & Consumable Fuels - 1.8%
Exxon Mobil Corp.		48,018	4,800,839
Shell PLC - ADR		70,047	4,609,093
			9,409,932

Semiconductors & Semiconductor Equipment - 5.9%
Applied Materials, Inc.		57,052	9,246,418
KLA Corp.		11,814	6,867,478
Lam Research Corp.		16,678	13,063,211
MKS Instruments, Inc.		21,681	2,230,324
			31,407,431

Software - 7.3%
Adobe, Inc.(c)		6,393	3,814,064
Check Point Software Technologies, Ltd.(c)		22,515	3,440,067
Dolby Laboratories, Inc. - Class A		26,824	2,311,692
Fortinet, Inc.(c)		46,907	2,745,467
Microsoft Corp.		43,154	16,227,630
Oracle Corp.		51,493	5,428,907
Progress Software Corp.		25,295	1,373,519
Qualys, Inc.(c)		17,929	3,519,104
			38,860,450

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.		61,222	11,787,072

Trading Companies & Distributors - 4.1%
AerCap Holdings NV(c)		44,613	3,315,638
Boise Cascade Co.		14,802	1,914,787
GMS, Inc.(c)		21,334	1,758,562
MSC Industrial Direct Co., Inc. - Class A		11,397	1,154,060
Rush Enterprises, Inc. - Class A		38,359	1,929,458
Textainer Group Holdings Ltd.		41,764	2,054,789
United Rentals, Inc.		10,493	6,016,896
WESCO International, Inc.		19,805	3,443,693
			21,587,883

Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc.		27,796	4,456,533
TOTAL COMMON STOCKS (Cost $214,212,795)			355,379,520

EXCHANGE TRADED FUNDS - 9.1%
iShares 0-5 Year High Yield Corporate Bond ETF		71,800	3,031,396
iShares 0-5 Year TIPS Bond ETF		52,362	5,162,370
iShares 5-10 Year Investment Grade Corporate Bond ETF		150,335	7,817,420
iShares Core Japan Government Bond ETF		415,000	7,272,911
iShares International Treasury Bond ETF(c)		202,287	8,360,523
iShares MBS ETF		63,040	5,930,803
SPDR Bloomberg International Treasury Bond ETF		303,511	7,035,385
VanEck J. P. Morgan EM Local Currency Bond ETF		160,715	4,074,125
TOTAL EXCHANGE TRADED FUNDS (Cost $46,321,863)			48,684,933

U.S. TREASURY OBLIGATIONS - 3.0%		Par
United States Treasury Note/Bond
2.63%, 04/15/2025		5,980,000	5,834,471
3.88%, 08/15/2033		10,300,000	10,308,047
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,870,187)			16,142,518

FOREIGN GOVERNMENT NOTE/BOND - 1.8%
French Republic Government Bond OAT, 3.00%, 05/25/2033	EUR	8,500,000	9,760,925
TOTAL FOREIGN GOVERNMENT NOTE/BOND (Cost $8,904,390)			9,760,925

CORPORATE BONDS - 0.9%
Banks - 0.9%
JPMorgan Chase & Co., 1.50%, 01/27/2025	EUR	4,600,000	4,954,232
TOTAL CORPORATE BONDS (Cost $5,173,344)			4,954,232

SHORT-TERM INVESTMENTS - 18.0%
Money Market Funds - 15.2%		Shares
Fidelity Institutional Money Market Funds - Government Portfolio - Class Institutional, 5.25%(d)		81,249,065	81,249,065

U.S. Treasury Bills - 2.8%		Par
5.39%, 01/11/2024(e)		15,000,000	14,977,834
TOTAL SHORT-TERM INVESTMENTS (Cost $96,226,899)			96,226,899

TOTAL INVESTMENTS - 99.4% (Cost $386,709,478)			$531,149,027
Other Assets in Excess of Liabilities - 0.6%			2,730,249
TOTAL NET ASSETS - 100.0%			$533,879,276

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
EUR - Euro
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Represents less than 0.05% of net assets.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2023.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day effective yield as of December 31, 2023.
(e)	The rate shown is the effective yield.

Leuthold Core Investment Fund
Schedule of Securities Sold Short(a)
as of December 31, 2023 (Unaudited)

COMMON STOCKS - (9.6)%	Shares	Value
Aerospace & Defense - (0.4)%
HEICO Corp.	(2,017)	$(360,781)
L3Harris Technologies, Inc.	(3,644)	(767,499)
RTX Corp.	(8,510)	(716,031)
Spirit AeroSystems Holdings, Inc. - Class A	(10,843)	(344,591)
		(2,188,902)

Automobile Components - (0.1)%
Dorman Products, Inc.	(4,800)	(400,368)

Automobiles - (0.2)%
Tesla, Inc.	(3,503)	(870,425)

Banks - (0.3)%
Commerce Bancshares, Inc./MO	(7,946)	(424,396)
First Financial Bankshares, Inc.	(14,034)	(425,230)
Independent Bank Group, Inc.	(8,240)	(419,251)
Seacoast Banking Corp. of Florida	(18,338)	(521,900)
		(1,790,777)

Beverages - (0.1)%
Brown-Forman Corp. - Class B	(14,280)	(815,388)

Biotechnology - (0.1)%
Moderna, Inc.	(6,448)	(641,254)

Broadline Retail - (0.1)%
Coupang, Inc.	(47,909)	(775,647)

Capital Markets - (0.7)%
Blackstone, Inc.	(6,444)	(843,648)
Charles Schwab Corp.	(13,612)	(936,506)
Cohen & Steers, Inc.	(6,711)	(508,224)
Houlihan Lokey, Inc.	(2,858)	(342,703)
MarketAxess Holdings, Inc.	(1,947)	(570,179)
PJT Partners, Inc. - Class A	(4,355)	(443,644)
		(3,644,904)

Chemicals - (0.6)%
Albemarle Corp.	(6,217)	(898,232)
Corteva, Inc.	(12,284)	(588,649)
International Flavors & Fragrances, Inc.	(5,502)	(445,497)
Sensient Technologies Corp.	(5,973)	(394,218)
Stepan Co.	(3,960)	(374,418)
Tronox Holdings PLC	(28,008)	(396,593)
		(3,097,607)

Commercial Services & Supplies - (0.3)%
Casella Waste Systems, Inc. - Class A	(4,620)	(394,825)
Rollins, Inc.	(16,859)	(736,233)
Stericycle, Inc.	(8,352)	(413,925)
		(1,544,983)

Communications Equipment - (0.2)%
Harmonic, Inc.	(37,779)	(492,638)
Ubiquiti, Inc.	(2,814)	(392,722)
ViaSat, Inc.	(13,714)	(383,306)
		(1,268,666)

Consumer Staples Distribution & Retail - (0.1)%
Chefs' Warehouse, Inc.	(14,260)	(419,672)

Containers & Packaging - (0.2)%
Ball Corp.	(15,752)	(906,055)
Sealed Air Corp.	(7,467)	(272,695)
		(1,178,750)

Diversified Consumer Services - (0.1)%
Service Corp. International/US	(5,836)	(399,474)

Electrical Equipment - (0.1)%
Ballard Power Systems, Inc.	(67,259)	(248,858)
Shoals Technologies Group, Inc. - Class A	(27,108)	(421,258)
		(670,116)

Electronic Equipment, Instruments & Components - (0.2)%
Cognex Corp.	(10,307)	(430,214)
Corning, Inc.	(30,629)	(932,653)
		(1,362,867)

Energy Equipment & Services - (0.1)%
Patterson-UTI Energy, Inc.	(31,285)	(337,878)

Entertainment - (0.3)%
ROBLOX Corp. - Class A	(17,839)	(815,599)
Walt Disney Co.	(8,633)	(779,474)
		(1,595,073)

Financial Services - (0.1)%
Jack Henry & Associates, Inc.	(2,238)	(365,712)

Food Products - (0.4)%
Hormel Foods Corp.	(17,115)	(549,563)
J & J Snack Foods Corp.	(2,821)	(471,502)
Tyson Foods, Inc. - Class A	(8,816)	(473,860)
Utz Brands, Inc.	(27,372)	(444,521)
		(1,939,446)

Health Care Equipment & Supplies - (0.9)%
Becton Dickinson and Co.	(3,243)	(790,741)
Dexcom, Inc.	(5,566)	(690,685)
Globus Medical, Inc. - Class A	(7,955)	(423,922)
Masimo Corp.	(4,031)	(472,473)
PROCEPT BioRobotics Corp.	(11,679)	(489,467)
ResMed, Inc.	(4,505)	(774,950)
STAAR Surgical Co.	(11,919)	(371,992)
Tandem Diabetes Care, Inc.	(20,400)	(603,432)
		(4,617,662)

Health Care Providers & Services – (0.0)%(b)
Guardant Health, Inc.	(9,891)	(267,552)

Hotels, Restaurants & Leisure - (0.3)%
Churchill Downs, Inc.	(3,146)	(424,490)
Planet Fitness, Inc. - Class A	(5,810)	(424,130)
Restaurant Brands International, Inc.	(12,252)	(957,249)
		(1,805,869)

Household Durables - (0.1)%
Sonos, Inc.	(26,240)	(449,754)

Household Products - (0.1)%
Clorox Co.	(5,295)	(755,014)

Independent Power and Renewable Electricity Producers - (0.1)%
AES Corp.	(23,742)	(457,033)
Ormat Technologies, Inc.	(4,125)	(312,634)
		(769,667)

IT Services - (0.1)%
Globant SA	(2,087)	(496,664)

Life Sciences Tools & Services - (0.4)%
10X Genomics, Inc. - Class A	(6,042)	(338,110)
Bio-Techne Corp.	(4,578)	(353,238)
Repligen Corp.	(2,441)	(438,892)
Waters Corp.	(2,547)	(838,549)
		(1,968,789)

Machinery - (0.4)%
Kornit Digital Ltd.	(12,878)	(246,743)
RBC Bearings, Inc.	(1,544)	(439,870)
Toro Co.	(3,506)	(336,541)
Xylem, Inc./NY	(7,776)	(889,263)
		(1,912,417)

Metals & Mining - (0.3)%
Alcoa Corp.	(8,289)	(281,826)
Compass Minerals International, Inc.	(10,889)	(275,709)
MP Materials Corp.	(16,310)	(323,754)
Teck Resources Ltd. - Class B	(16,265)	(687,522)
		(1,568,811)

Oil, Gas & Consumable Fuels - (0.4)%
New Fortress Energy, Inc.	(12,582)	(474,719)
Occidental Petroleum Corp.	(11,419)	(681,829)
Talos Energy, Inc.	(23,876)	(339,755)
Texas Pacific Land Corp.	(429)	(674,581)
		(2,170,884)

Paper & Forest Products - (0.1)%
Louisiana-Pacific Corp.	(6,236)	(441,696)

Passenger Airlines - (0.2)%
Alaska Air Group, Inc.	(9,213)	(359,952)
Southwest Airlines Co.	(21,887)	(632,097)
		(992,049)

Personal Care Products - (0.1)%
Estee Lauder Cos., Inc. - Class A	(3,141)	(459,371)

Professional Services - (0.6)%
Booz Allen Hamilton Holding Corp.	(6,897)	(882,195)
Dun & Bradstreet Holdings, Inc.	(32,600)	(381,420)
Equifax, Inc.	(3,124)	(772,534)
Exponent, Inc.	(4,167)	(366,863)
FTI Consulting, Inc.	(1,904)	(379,181)
Paylocity Holdings Corp.	(1,535)	(253,045)
		(3,035,238)

Semiconductors & Semiconductor Equipment - (0.4)%
Impinj, Inc.	(7,333)	(660,190)
Power Integrations, Inc.	(5,046)	(414,327)
Texas Instruments, Inc.	(4,947)	(843,266)
		(1,917,783)

Specialty Retail - (0.2)%
Five Below, Inc.	(2,217)	(472,576)
Tractor Supply Co.	(4,013)	(862,915)
		(1,335,491)

Water Utilities - (0.2)%
American Water Works Co., Inc.	(5,788)	(763,958)
California Water Service Group	(8,001)	(415,012)
		(1,178,970)
TOTAL COMMON STOCKS (Proceeds $(49,172,076))		(51,451,590)

EXCHANGE TRADED FUNDS - (2.7)%
Consumer Staples Select Sector SPDR Fund	(29,603)	(2,132,304)
Invesco Nasdaq 100 ETF	(16,896)	(2,847,652)
iShares Expanded Tech-Software Sector ETF	(2,326)	(943,519)
iShares U.S. Medical Devices ETF	(26,075)	(1,407,268)
Materials Select Sector SPDR Fund	(19,578)	(1,674,702)
Real Estate Select Sector SPDR Fund	(52,078)	(2,086,245)
SPDR S&P 500 ETF Trust	(2,250)	(1,069,447)
Utilities Select Sector SPDR Fund	(34,248)	(2,168,926)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $(13,522,443))		(14,330,063)

REAL ESTATE INVESTMENT TRUSTS - (0.1)%
Rexford Industrial Realty, Inc.	(7,221)	(405,098)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $(371,756))		(405,098)

TOTAL SECURITIES SOLD SHORT – (12.4)% (Proceeds $(63,066,273))		(66,186,751)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
SA - Sociedad Anónima

(a) Non-income producing security.
(b) Represents less than 0.05% of net assets.

Summary of Fair Value Exposure at December 31, 2023 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2023:

Leuthold Core Investment Fund
	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks
Chemicals	$–	$–	$0	(a)	$0
Commercial Services & Supplies	4,498,643	–	–		4,498,643
Communications Equipment	3,482,596	–	–		3,482,596
Construction Materials	15,650,308	–	–		15,650,308
Distributors	2,799,586	–	–		2,799,586
Electronic Equipment, Instruments & Components	14,640,473	–	–		14,640,473
Energy Equipment & Services	15,021,413	–	–		15,021,413
Entertainment	5,311,861	–	–		5,311,861
Financial Services	9,240,597	–	–		9,240,597
Health Care Providers & Services	40,233,190	–	–		40,233,190
Household Durables	35,760,668	–	–		35,760,668
Insurance	12,478,262	–	–		12,478,262
Interactive Media & Services	32,450,939	–	–		32,450,939
IT Services	16,640,047	–	–		16,640,047
Machinery	13,485,937	–	–		13,485,937
Media	6,971,202	–	–		6,971,202
Metals & Mining	9,204,497	–	–		9,204,497
Oil, Gas & Consumable Fuels	9,409,932	–	–		9,409,932
Semiconductors & Semiconductor Equipment	31,407,431	–	–		31,407,431
Software	38,860,450	–	–		38,860,450
Technology Hardware, Storage & Peripherals	11,787,072	–	–		11,787,072
Trading Companies & Distributors	21,587,883	–	–		21,587,883
Wireless Telecommunication Services	4,456,533	–	–		4,456,533
Common Stocks - Total	355,379,520	–	0		355,379,520
Exchange Traded Funds	41,412,022	7,272,911	–		48,684,933
U.S. Treasury Obligations	–	16,142,518	–		16,142,518
Foreign Government Note/Bond	–	9,760,925	–		9,760,925
Corporate Bonds	–	4,954,232	–		4,954,232
Money Market Funds	81,249,065	–	–		81,249,065
U.S. Treasury Bills	–	14,977,834	–		14,977,834
Total Investments	$478,040,607	$53,108,420	$0		$531,149,027

Investments Sold Short:
	Level 1	Level 2	Level 3		Total
Common Stocks	$(51,451,590)	$–	$–		$(51,451,590)
Exchange Traded Funds	(14,330,063)	–	–		(14,330,063)
Real Estate Investment Trusts	(405,098)	–	–		(405,098)
Total Investments Sold Short	$(66,186,751)	$–	$–		$(66,186,751)

Refer to the Schedule of Investments for industry classifications.

(a) Management has determined transfers into/out of level 3 and the value of level 3 investments at period end to be immaterial to the Fund.